SUBSEQUENT EVENTS (Details Narrative) - IPO [Member] - USD ($)	Jul. 22, 2024	Mar. 06, 2024
Subsequent Event [Line Items]
Shares, per share		$ 4.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Offering of shares	1,500,000
Offering of shares, per share	$ 4.00
Gross proceeds from ipo	$ 6,000,000
Sale of offering, shares	250,000
Sale of offering, per share	$ 4.00
Total gross proceeds	$ 1,000,000